Employee Benefit Plans (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Aggregate reduction in other comprehensive income (loss) before income tax	$ (760)	$ 165	$ (173)
Employee Benefit Plans (Textuals) [Abstract]
Percentage of benefits calculated with the traditional formula	90.00%
Amortization of net actuarial gains or losses threshold percentage	10.00%
Components of net periodic benefit costs amortized from accumulated other comprehensive income (loss), net of income tax	(494)	96	(102)
Subsidies	3	8	12
Total revenue from annuity and life insurance contracts recognized	47	46	45
Total investment income (loss)	885	767	725
Savings and investment plans contribution	95	86	93
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value of plan assets	0	106
Aggregate projected benefit obligations	8,327	7,043	6,562
Aggregate reduction in other comprehensive income (loss) before income tax	394	(166)	63
Funded status at end of year	(1,219)	(733)
Fair value of plan assets	7,108	6,310	5,684
Accumulated benefit obligation	7,800	6,700
Estimated net actuarial losses amortized into net periodic benefit cost over the next year	178
Estimated prior service cost amortized into net periodic benefit cost over the next year	6
Weighted average expected return on plan assets	7.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Qualified Plan Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Required contributions	0
Expected future discretionary contributions	205
United States Pension Plans of US Entity, Defined Benefit [Member] | Non-Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations	997	821
Expected future discretionary contributions	88
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value of plan assets	3	6
Aggregate projected benefit obligations	773	676	87
Aggregate reduction in other comprehensive income (loss) before income tax	34	(14)	0
Funded status at end of year	(588)	(498)
Fair value of plan assets	185	178	86
Accumulated benefit obligation	658	610
Weighted average expected return on plan assets	2.05%
Foreign Pension Plans, Defined Benefit [Member] | American Life Insurance Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		595
Fair value of plan assets		97
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value of plan assets	0	0
Aggregate projected benefit obligations	2,093	1,808	1,801
Aggregate reduction in other comprehensive income (loss) before income tax	327	13	110
Funded status at end of year	(853)	(623)
Fair value of plan assets	1,240	1,185	1,106
Expected future discretionary contributions	75
Estimated net actuarial losses amortized into net periodic benefit cost over the next year	54
Estimated prior service cost amortized into net periodic benefit cost over the next year	(104)
Weighted average expected return on plan assets	6.22%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value of plan assets	0	0
Aggregate projected benefit obligations	39	37	46
Aggregate reduction in other comprehensive income (loss) before income tax	5	2	0
Funded status at end of year	(26)	(22)
Fair value of plan assets	$ 13	$ 15	$ 15
Weighted average expected return on plan assets	6.54%